Dividends (Tables)	6 Months Ended
Jun. 30, 2025
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to the parent company
	Half-year to
	30 Jun 2025		30 Jun 2024
	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
In respect of current year:
– first interim dividend	0.102	81	0.124	99
Total	0.102	81	0.124	99
Total coupons on capital securities classified as equity		86		83
Dividends to parent		167		182